UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

November 30, 2017

T12-QTLY-0118

1.9862232.103

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 90.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 5.5%
Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
3.70% 1/30/26	$15,000	$15,591
4.875% 12/9/45	50,000	56,601
6.30% 3/1/38	200,000	262,594
Wyndham Worldwide Corp. 4.15% 4/1/24	212,000	212,992

		547,778

Household Durables – 1.0%
DR Horton, Inc.:
2.55% 12/1/20	109,000	108,854
4.00% 2/15/20	400,000	411,755
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	264,244

		784,853

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.:
2.80% 8/22/24 (a)	113,000	112,495
4.25% 8/22/57 (a)	168,000	176,443
4.80% 12/5/34	200,000	230,575

		519,513

Media – 3.2%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	27,258
4.50% 2/15/21	57,000	60,250
4.75% 11/15/46	200,000	210,594
Comcast Corp.:
3.125% 7/15/22	1,000,000	1,026,608
4.50% 1/15/43	306,000	328,311
TELUS Corp. 3.70% 9/15/27	500,000	509,931
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	49,023
5.875% 11/15/40	150,000	161,359
Time Warner, Inc. 6.20% 3/15/40	221,000	262,153

		2,635,487

TOTAL CONSUMER DISCRETIONARY		4,487,631

CONSUMER STAPLES – 4.3%
Beverages – 2.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	302,234
3.65% 2/1/26	815,000	836,015
4.70% 2/1/36	207,000	229,188
4.90% 2/1/46	165,000	185,943
Constellation Brands, Inc. 3.75% 5/1/21	425,000	440,389

		1,993,769

	Principal Amount	Value
Food & Staples Retailing – 0.3%
CVS Health Corp.:
1.90% 7/20/18	$50,000	$49,959
2.80% 7/20/20	50,000	50,289
4.875% 7/20/35	150,000	160,319

		260,567

Food Products – 0.6%
Kraft Heinz Foods Co. 4.375% 6/1/46	100,000	96,402
McCormick & Co., Inc. 3.15% 8/15/24	317,000	318,210
The JM Smucker Co. 2.50% 3/15/20	47,000	47,166

		461,778

Tobacco – 0.9%
Altria Group, Inc. 2.85% 8/9/22	206,000	207,050
BAT Capital Corp. 4.54% 8/15/47 (a)	225,000	232,352
Reynolds American, Inc.:
4.45% 6/12/25	200,000	213,476
5.85% 8/15/45	100,000	121,780

		774,658

TOTAL CONSUMER STAPLES		3,490,772

CONSUMER, NON-CYCLICAL – 2.1%
Pharmaceuticals – 1.2%
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	1,100,000	971,111

Textiles, Apparel & Luxury Goods – 0.9%
Michael Kors USA, Inc. 4.00% 11/1/24 (a)	753,000	756,463

TOTAL CONSUMER, NON-CYCLICAL		1,727,574

ENERGY – 14.7%
Energy Equipment & Services – 0.3%
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	261,964

Oil, Gas & Consumable Fuels – 13.0%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,327
Anadarko Petroleum Corp.:
3.45% 7/15/24	500,000	495,041
5.55% 3/15/26	200,000	222,322
6.60% 3/15/46	100,000	125,320
Antero Resources Corp. 5.00% 3/1/25	300,000	305,250
Apache Corp. 4.25% 1/15/44	125,000	117,630

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Canadian Natural Resources Ltd.:
3.90% 2/1/25	$522,000	$534,085
4.95% 6/1/47	150,000	160,830
Cenovus Energy, Inc.:
3.00% 8/15/22	325,000	320,949
4.25% 4/15/27 (a)	250,000	247,280
5.20% 9/15/43	58,000	57,252
5.70% 10/15/19	50,000	52,708
ConocoPhillips 6.50% 2/1/39	400,000	540,607
Continental Resources, Inc. 5.00% 9/15/22	300,000	305,625
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	400,000	372,000
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	189,800
Enable Midstream Partners LP 4.40% 3/15/27	250,000	253,833
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,584
5.50% 12/1/46	130,000	149,801
Encana Corp.:
3.90% 11/15/21	500,000	515,205
7.20% 11/1/31	260,000	329,814
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	254,613
EQT Corp.:
2.50% 10/1/20	59,000	58,752
3.00% 10/1/22	500,000	494,835
3.90% 10/1/27	325,000	318,569
Exxon Mobil Corp. 4.114% 3/1/46	130,000	139,466
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	254,227
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	302,590
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	342,003
Noble Energy, Inc. 5.05% 11/15/44	200,000	210,796
Petroleos Mexicanos:
5.50% 6/27/44	64,000	59,872
5.625% 1/23/46	165,000	154,275
6.50% 3/13/27 (a)	200,000	220,550
6.75% 9/21/47	127,000	134,290
6.875% 8/4/26	75,000	85,575
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	139,000	139,844

	Principal Amount	Value
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	$150,000	$154,621
Shell International Finance BV:
3.25% 5/11/25	200,000	203,782
4.125% 5/11/35	200,000	214,059
Spectra Energy Partners LP 3.375% 10/15/26	154,000	151,277
Suncor Energy, Inc. 6.85% 6/1/39	98,000	134,783
The Williams Companies., Inc. 5.75% 6/24/44	255,000	268,706
Western Gas Partners LP 5.375% 6/1/21	450,000	478,678
Williams Partners LP 3.35% 8/15/22	425,000	430,891

		10,532,317

Pipeline – 1.4%
Boardwalk Pipelines LP 3.375% 2/1/23	550,000	545,939
Enterprise Products Operating LLC 4.85% 3/15/44	200,000	212,354
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	250,000	245,899
5.40% 10/1/47	108,000	107,530

		1,111,722

TOTAL ENERGY		11,906,003

FINANCIALS – 31.8%
Banks – 16.2%
Bank of America Corp.:
3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	825,000	823,282
3 month U.S. LIBOR + 1.160% 3.124% 1/20/23 (b)(c)	550,000	556,576
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	250,000	256,050
4.20% 8/26/24	255,000	267,785
4.25% 10/22/26	40,000	41,966
4.45% 3/3/26	50,000	53,073
5.75% 12/1/17	250,000	250,000
Barclays PLC:
3.684% 1/10/23	400,000	406,022
4.836% 5/9/28	415,000	431,124
BPCE SA 4.875% 4/1/26 (a)	1,000,000	1,064,337
CIT Group, Inc. 3.875% 2/19/19	425,000	431,630
Citigroup, Inc.:
2.70% 10/27/22	530,000	525,347
4.05% 7/30/22	400,000	416,878
4.40% 6/10/25	400,000	420,114

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Citizens Bank N.A. 2.25% 10/30/20	$550,000	$546,152
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	150,599
Compass Bank 2.875% 6/29/22	250,000	248,285
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	267,305
Discover Bank 3.20% 8/9/21	756,000	768,076
Fifth Third Bancorp 8.25% 3/1/38	170,000	255,839
HSBC Holdings PLC:
2.95% 5/25/21	200,000	202,040
3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	500,000	519,445
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	500,000	511,124
JPMorgan Chase & Co.:
2.55% 10/29/20	450,000	451,681
4.125% 12/15/26	300,000	312,519
4.95% 6/1/45	200,000	226,746
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	496,591
Royal Bank of Scotland Group PLC 6.00% 12/19/23	408,000	451,304
Synchrony Bank 3.00% 6/15/22	250,000	248,114
Synovus Financial Corp. 3.125% 11/1/22	134,000	133,327
The Bank of Nova Scotia 4.50% 12/16/25	300,000	314,717
The Huntington National Bank 2.375% 3/10/20	250,000	250,098
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	355,988
US Bancorp 3.10% 4/27/26	250,000	248,332
Wells Fargo & Co. 4.65% 11/4/44	200,000	214,315

		13,116,781

Capital Markets – 5.7%
Credit Suisse Group AG 3.574% 1/9/23 (a)	250,000	254,551
Goldman Sachs Group, Inc.:
2.625% 4/25/21	288,000	287,825
2.876% 10/31/22 (c)	525,000	524,175
2.905% 7/24/23 (c)	700,000	693,430
3.50% 11/16/26	190,000	190,186

	Principal Amount	Value
3.75% 5/22/25 to 2/25/26	$400,000	$409,625
3.85% 7/8/24	255,000	264,336
Morgan Stanley:
2.50% 4/21/21	200,000	199,179
3.625% 1/20/27	200,000	203,165
4.875% 11/1/22	408,000	439,300
5.50% 7/28/21	260,000	285,559
S&P Global, Inc.:
3.30% 8/14/20	145,000	147,996
4.00% 6/15/25	162,000	170,066
State Street Corp. 3.10% 5/15/23	500,000	506,444

		4,575,837

Consumer Finance – 2.8%
Ally Financial, Inc. 4.75% 9/10/18	408,000	414,120
Capital One Financial Corp. 2.50% 5/12/20	250,000	249,952
Discover Financial Services 5.20% 4/27/22	391,000	422,779
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	303,840
5.875% 8/2/21	352,000	389,010
Hyundai Capital America 2.875% 8/9/18 (a)	250,000	250,813
Synchrony Financial 3.00% 8/15/19	255,000	257,422

		2,287,936

Diversified Financial Services – 3.4%
Aon PLC 4.75% 5/15/45	161,000	175,740
Deutsche Bank AG:
2.70% 7/13/20	450,000	448,940
4.875% 12/1/32 (c)	283,000	282,816
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	302,738
International Lease Finance Corp. 4.625% 4/15/21	400,000	421,304
Moody’s Corp.:
2.625% 1/15/23 (a)	370,000	366,239
2.75% 12/15/21	11,000	11,029
4.50% 9/1/22	408,000	436,657
UniCredit SpA 3.75% 4/12/22 (a)	300,000	305,041

		2,750,504

Insurance – 3.7%
American International Group, Inc. 4.50% 7/16/44	300,000	313,920
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	251,481

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	$61,000	$63,369
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	340,448
Prudential Financial, Inc. 3 month U.S. LIBOR + 3.031% 5.375% 5/15/45 (b)(c)	34,000	36,550
The Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	409,460
Unum Group 4.00% 3/15/24	685,000	711,277
Voya Financial, Inc.:
3.65% 6/15/26	250,000	250,007
4.80% 6/15/46	200,000	213,514
5.70% 7/15/43	64,000	75,835
Willis North America, Inc. 3.60% 5/15/24	320,000	325,704

		2,991,565

TOTAL FINANCIALS		25,722,623

HEALTH CARE – 4.8%
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories 3.75% 11/30/26	400,000	407,771
Becton Dickinson & Co.:
2.404% 6/5/20	280,000	278,208
2.894% 6/6/22	278,000	276,000
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	450,000	440,321
3.20% 9/23/26	400,000	384,290

		1,786,590

Health Care Providers & Services – 2.0%
Anthem, Inc.:
3.30% 1/15/23	49,000	49,730
3.35% 12/1/24	400,000	402,427
Express Scripts Holding Co. 4.50% 2/25/26	441,000	465,183
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	400,000	406,651
4.75% 7/15/45	222,000	254,232

		1,578,223

Pharmaceuticals – 0.6%
Allergan Funding SCS:
3.00% 3/12/20	330,000	333,017

	Principal Amount	Value
4.55% 3/15/35	$157,000	$162,893

		495,910

TOTAL HEALTH CARE		3,860,723

INDUSTRIALS – 4.5%
Aerospace & Defense – 1.7%
Lockheed Martin Corp. 4.09% 9/15/52	166,000	169,960
Northrop Grumman Corp.:
2.93% 1/15/25	830,000	825,661
4.03% 10/15/47	330,000	336,375

		1,331,996

Air Freight & Logistics – 0.4%
FedEx Corp. 3.25% 4/1/26	300,000	302,521

Airlines – 1.4%
American Airlines Pass Through Trust:
3.70% 4/15/27	850,000	851,615
3.75% 4/15/27	300,000	300,750

		1,152,365

Industrial Conglomerates – 0.6%
Roper Technologies, Inc.:
2.05% 10/1/18	350,000	350,010
2.80% 12/15/21	59,000	59,054
3.80% 12/15/26	61,000	62,699

		471,763

Machinery – 0.4%
John Deere Capital Corp. 2.65% 6/10/26	350,000	340,710

TOTAL INDUSTRIALS		3,599,355

INFORMATION TECHNOLOGY – 3.3%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	17,000	16,987

Semiconductors & Semiconductor Equipment – 0.3%
Applied Materials, Inc. 4.35% 4/1/47	250,000	274,395

Software – 0.5%
Microsoft Corp. 4.25% 2/6/47	325,000	361,526

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.:
3.20% 5/11/27	400,000	404,318
3.75% 9/12/47	300,000	297,558
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	220,000	229,620
6.02% 6/15/26 (a)	150,000	164,776

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – continued
Hewlett Packard Enterprise Co. 4.40% 10/15/22	$840,000	$882,178

		1,978,450

TOTAL INFORMATION TECHNOLOGY		2,631,358

MATERIALS – 1.8%
Chemicals – 1.5%
LYB International Finance BV 4.875% 3/15/44	200,000	218,167
Monsanto Co. 4.20% 7/15/34	255,000	263,563
Potash Corp. of Saskatchewan, Inc. 4.00% 12/15/26	35,000	36,369
The Mosaic Co. 4.25% 11/15/23	650,000	672,104

		1,190,203

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	234,500
Vale Overseas Ltd. 6.875% 11/10/39	7,000	8,555

		243,055

TOTAL MATERIALS		1,433,258

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 2.5%
DDR Corp.:
3.50% 1/15/21	255,000	258,011
4.625% 7/15/22	350,000	367,153
Healthcare Trust of America Holdings LP 2.95% 7/1/22	87,000	86,926
Hudson Pacific Properties LP 3.95% 11/1/27	250,000	248,213
Kimco Realty Corp. 3.30% 2/1/25	305,000	301,664
Lexington Realty Trust 4.40% 6/15/24	255,000	257,104
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	284,678
4.50% 1/15/25	200,000	199,155

		2,002,904

Real Estate Management & Development – 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	68,000	69,526
Corporate Office Properties LP:
3.60% 5/15/23	200,000	200,765
3.70% 6/15/21	425,000	433,671

	Principal Amount	Value
Mack-Cali Realty LP 4.50% 4/18/22	$255,000	$255,997

		959,959

TOTAL REAL ESTATE		2,962,863

TELECOMMUNICATION SERVICES – 4.4%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.:
3.20% 3/1/22	500,000	505,690
3.40% 8/14/24	350,000	348,777
3.90% 8/14/27	450,000	446,862
4.50% 5/15/35	115,000	111,931
4.75% 5/15/46	62,000	59,272
5.45% 3/1/47	100,000	105,343
5.55% 8/15/41	221,000	236,100
Verizon Communications, Inc.:
3.125% 3/16/22	500,000	506,659
4.125% 3/16/27	500,000	519,771
4.862% 8/21/46	325,000	331,658

		3,172,063

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	397,000	400,991

TOTAL TELECOMMUNICATION SERVICES		3,573,054

UTILITIES – 9.6%
Electric Utilities – 6.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	436,000	436,666
DPL, Inc.:
6.75% 10/1/19	350,000	366,625
7.25% 10/15/21	306,000	338,895
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	118,571
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	102,000	101,335
Emera US Finance LP 3.55% 6/15/26	550,000	551,302
Eversource Energy 2.90% 10/1/24	350,000	346,832
Exelon Corp.:
3.40% 4/15/26	500,000	501,813
3.497% 6/1/22	737,000	754,297
3.95% 6/15/25	30,000	31,310
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	160,253
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,715
ITC Holdings Corp. 2.70% 11/15/22 (a)	101,000	100,671

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Puget Energy, Inc. 3.65% 5/15/25	$528,000	$535,935
The Southern Co.:
1.55% 7/1/18	500,000	498,978
1.85% 7/1/19	230,000	228,820

		5,125,018

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	200,000	209,965

Multi-Utilities – 3.0%
Dominion Energy, Inc.:
2.579% 7/1/20	94,000	94,059
4.104% 4/1/21 (c)	250,000	260,490
Duke Energy Corp. 2.65% 9/1/26	500,000	476,669
Florida Power & Light Co. 3 month U.S.
LIBOR + 0.280% 1.671% 11/6/20 (b)(c)	400,000	400,000
NiSource Finance Corp.:
2.65% 11/17/22	143,000	142,440
3.49% 5/15/27	200,000	202,213
3.85% 2/15/23	500,000	520,154
Public Service Enterprise Group, Inc. 2.65% 11/15/22	111,000	110,254
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	220,000	219,137

		2,425,416

TOTAL UTILITIES		7,760,399

TOTAL NONCONVERTIBLE BONDS (Cost $72,506,239)		73,155,613

U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds:
2.50%, 2/15/46	2,882,000	2,690,279
3.00%, 11/15/45	955,000	985,254
U.S. Treasury Notes 2.25% 11/15/25	283,000	280,480

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,823,280)		3,956,013

Municipal Securities – 1.1%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	$425,000	$439,735
State of California 7.550% 4/1/39	300,000	464,274

TOTAL MUNICIPAL SECURITIES (Cost $901,657)		904,009

Foreign Government and Government Agency Obligations – 0.4%

Mexico Government International Bond 4.600% 2/10/48 (Cost $321,433)	325,000	326,300

Money Market Funds – 3.2%
	Shares
Fidelity Cash Central Fund, 1.10% (d) (Cost $2,633,429)	2,632,933	2,633,460

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $80,186,038)		80,975,395

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(113,076)

NET ASSETS – 100.0%		$80,862,319

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,184,206 or 8.9% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,210

7	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$73,155,613	$—	$73,155,613	$—
U.S. Treasury Obligations	3,956,013	—	3,956,013	—
Municipal Securities	904,009	—	904,009	—
Foreign Government and Government Agency Obligations	326,300	—	326,300	—
Money Market Funds	2,633,460	2,633,460	—	—

Total Investments in Securities:	$80,975,395	$2,633,460	$78,341,935	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

November 30, 2017

T13-QTLY-0118

1.9862236.103

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 78.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 7.7%
Automobiles – 2.2%
BMW US Capital LLC:
2.15% 4/6/20 (a)	$294,000	$293,385
2.70% 4/6/22 (a)	237,000	238,185
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	200,000	199,863
2.25% 3/2/20 (a)	500,000	498,323
2.30% 2/12/21 (a)	200,000	198,591
2.45% 5/18/20 (a)	500,000	500,248
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	199,655
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	249,966

		2,378,216

Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp. 2.75% 12/9/20	1,170,000	1,184,036

Household Durables – 0.4%
DR Horton, Inc. 3.75% 3/1/19	499,000	505,418

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc. 2.80% 8/22/24 (a)	184,000	183,178

Media – 3.8%
21st Century Fox America, Inc. 4.50% 2/15/21	553,000	584,530
CBS Corp. 2.30% 8/15/19	1,282,000	1,283,258
Comcast Corp.:
1.625% 1/15/22	227,000	219,662
5.15% 3/1/20	550,000	585,316
The Walt Disney Co. 1.85% 5/30/19	115,000	114,686
Time Warner Cable LLC 6.75% 7/1/18	191,000	195,984
Time Warner, Inc. 2.10% 6/1/19	1,114,000	1,111,729

		4,095,165

TOTAL CONSUMER DISCRETIONARY		8,346,013

CONSUMER STAPLES – 4.2%
Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	514,000	514,978
2.65% 2/1/21	68,000	68,506
PepsiCo, Inc. 1.70% 10/6/21	135,000	132,016

		715,500

	Principal Amount	Value
Food & Staples Retailing – 0.5%
CVS Health Corp.:
2.25% 12/5/18 to 8/12/19	$271,000	$271,066
2.80% 7/20/20	144,000	144,831
The Kroger Co. 2.30% 1/15/19	155,000	155,266

		571,163

Food Products – 0.5%
The JM Smucker Co.:
1.75% 3/15/18	103,000	103,041
2.50% 3/15/20	136,000	136,482
Tyson Foods, Inc. 2.65% 8/15/19	314,000	315,700

		555,223

Tobacco – 2.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	273,000	272,837
2.75% 6/15/20 (a)	1,003,000	1,009,038
Imperial Brands Finance PLC 2.05% 7/20/18 (a)	500,000	499,947
Philip Morris International, Inc. 1.875% 1/15/19 to 2/25/21	554,000	550,570
Reynolds American, Inc. 3.25% 6/12/20	317,000	322,742

		2,655,134

TOTAL CONSUMER STAPLES		4,497,020

CONSUMER, NON-CYCLICAL – 0.7%
Pharmaceuticals – 0.7%
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	214,534
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	406,000	393,109
2.20% 7/21/21	166,000	152,539

TOTAL CONSUMER, NON-CYCLICAL		760,182

ENERGY – 7.9%
Energy Equipment & Services – 1.0%
Noble Holding International Ltd. 5.75% 3/16/18	9,000	8,994
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	1,059,000	1,063,257

		1,072,251

Oil, Gas & Consumable Fuels – 6.7%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	171,000	175,858
5.90% 2/1/18	129,000	129,822
Cenovus Energy, Inc. 3.00% 8/15/22	56,000	55,302
Chevron Corp. 1.961% 3/3/20	417,000	416,129

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	$105,000	$104,993
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,101
3.30% 6/1/20	41,000	41,663
ConocoPhillips Co. 2.20% 5/15/20	92,000	92,139
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,931
Enterprise Products Operating LLC:
1.65% 5/7/18	92,000	91,903
2.85% 4/15/21	950,000	958,439
EQT Corp. 2.50% 10/1/20	93,000	92,610
Exxon Mobil Corp. 2.222% 3/1/21	496,000	496,196
Kinder Morgan, Inc.:
2.00% 12/1/17	67,000	67,000
3.05% 12/1/19	111,000	111,958
Marathon Petroleum Corp. 2.70% 12/14/18	133,000	133,783
Petroleos Mexicanos:
5.50% 2/4/19	300,000	309,990
6.375% 2/4/21	300,000	327,750
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	176,000	177,069
Shell International Finance BV:
2.125% 5/11/20	621,000	620,351
2.25% 11/10/20	66,000	66,033
Total Capital International S.A.:
2.125% 1/10/19	978,000	980,137
2.75% 6/19/21	221,000	224,304
TransCanada PipeLines Ltd.:
2.125% 11/15/19	220,000	219,532
2.50% 8/1/22	197,000	195,850
3.125% 1/15/19	625,000	631,711
Western Gas Partners LP 5.375% 6/1/21	200,000	212,746
Williams Partners LP 3.60% 3/15/22	200,000	204,674

		7,208,974

Pipeline – 0.2%
Kinder Morgan Finance Co. LLC 6.00% 1/15/18 (a)	227,000	228,041

TOTAL ENERGY		8,509,266

	Principal Amount	Value
FINANCIALS – 34.0%
Banks – 17.3%
Bank of America Corp.:
2.625% 10/19/20 to 4/19/21	$322,000	$322,966
2.65% 4/1/19	1,577,000	1,587,411
Barclays PLC:
2.75% 11/8/19	554,000	556,689
3.25% 1/12/21	1,203,000	1,218,166
BNP Paribas S.A. 2.375% 5/21/20	500,000	500,994
CIT Group, Inc. 3.875% 2/19/19	94,000	95,466
Citigroup, Inc.:
2.05% 12/7/18	110,000	109,997
2.15% 7/30/18	66,000	66,107
2.50% 7/29/19	1,596,000	1,601,023
2.65% 10/26/20	52,000	52,188
2.70% 10/27/22	200,000	198,244
Citizens Bank N.A.:
2.30% 12/3/18	250,000	250,522
2.55% 5/13/21	1,500,000	1,495,235
Credit Suisse AG 2.30% 5/28/19	1,000,000	1,002,151
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	500,000	510,973
Discover Bank 2.60% 11/13/18	516,000	518,364
Fifth Third Bancorp 2.875% 7/27/20	99,000	100,226
First Horizon National Corp. 3.50% 12/15/20	103,000	105,169
ING Groep N.V. 3.15% 3/29/22	250,000	252,714
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	315,672
JPMorgan Chase & Co.:
2.20% 10/22/19	264,000	264,088
2.25% 1/23/20	162,000	161,959
2.55% 10/29/20	146,000	146,545
2.75% 6/23/20	1,624,000	1,638,881
KeyCorp 2.90% 9/15/20	1,034,000	1,046,177
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,010,000	1,021,105
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	349,780
Regions Financial Corp.:
2.75% 8/14/22	160,000	159,192
3.20% 2/8/21	500,000	509,190
Royal Bank of Canada 2.35% 10/30/20	757,000	756,977

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
SunTrust Banks, Inc.:
2.50% 5/1/19	$316,000	$317,522
2.90% 3/3/21	247,000	249,800
Synovus Financial Corp. 3.125% 11/1/22	171,000	170,142
The Bank of Nova Scotia 2.35% 10/21/20	144,000	143,879
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	448,356
The Huntington National Bank 2.50% 8/7/22	250,000	246,494
Wells Fargo & Co. 2.60% 7/22/20	104,000	104,679

		18,595,043

Capital Markets – 4.1%
Goldman Sachs Group, Inc. 2.625% 1/31/19 to 4/25/21	1,711,000	1,720,871
Morgan Stanley:
2.375% 7/23/19	1,403,000	1,405,098
2.50% 4/21/21	151,000	150,380
2.625% 11/17/21	277,000	276,385
2.65% 1/27/20	464,000	466,919
4.875% 11/1/22	45,000	48,452
UBS AG 2.375% 8/14/19	400,000	401,086

		4,469,191

Consumer Finance – 5.0%
American Express Credit Corp. 2.25% 5/5/21	1,108,000	1,100,740
American Honda Finance Corp.:
1.70% 9/9/21	1,000,000	974,348
2.15% 3/13/20	131,000	130,649
Caterpillar Financial Services Corp.:
1.80% 11/13/18	96,000	95,954
2.25% 12/1/19	193,000	193,481
Ford Motor Credit Co. LLC 3.157% 8/4/20	1,045,000	1,060,087
Hyundai Capital America:
2.00% 3/19/18 to 7/1/19 (a)	242,000	240,258
2.60% 3/19/20 (a)	88,000	87,401
John Deere Capital Corp. 1.95% 1/8/19	848,000	847,820
Moody’s Corp. 2.75% 7/15/19	196,000	197,491
Synchrony Financial:
2.60% 1/15/19	109,000	109,373
3.00% 8/15/19	124,000	125,177
Toyota Motor Credit Corp. 2.60% 1/11/22	239,000	240,354

		5,403,133

	Principal Amount	Value
Diversified Financial Services – 4.2%
Aon PLC 2.80% 3/15/21	$114,000	$114,676
BP Capital Markets PLC:
1.375% 5/10/18	57,000	56,929
1.676% 5/3/19	46,000	45,777
2.237% 5/10/19	56,000	56,146
2.521% 1/15/20	977,000	985,451
Deutsche Bank AG:
2.50% 2/13/19	445,000	445,286
2.85% 5/10/19	166,000	166,732
3.30% 11/16/22	250,000	249,465
General Motors Financial Co., Inc.:
2.40% 4/10/18	111,000	111,293
3.20% 7/13/20	1,290,000	1,308,762
4.20% 3/1/21	136,000	141,763
Intercontinental Exchange, Inc. 2.75% 12/1/20	232,000	235,001
Moody’s Corp.:
2.625% 1/15/23 (a)	250,000	247,458
2.75% 12/15/21	43,000	43,115
UBS AG 2.45% 12/1/20 (a)	200,000	199,975
Washington Prime Group LP 3.85% 4/1/20	115,000	115,437

		4,523,266

Insurance – 3.4%
Aflac, Inc. 2.40% 3/16/20	191,000	191,427
American International Group, Inc.:
2.30% 7/16/19	128,000	128,055
3.30% 3/1/21	441,000	450,582
4.875% 6/1/22	130,000	140,894
Aon Corp. 5.00% 9/30/20	95,000	101,643
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	575,000	617,224
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	115,000	115,202
4.80% 7/15/21	457,000	490,334
New York Life Global Funding 1.55% 11/2/18 (a)	141,000	140,645
Nuveen Finance LLC 2.95% 11/1/19 (a)	141,000	142,472
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,771
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	914,000	976,455

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Unum Group 5.625% 9/15/20	$116,000	$125,351

		3,696,055

TOTAL FINANCIALS		36,686,688

HEALTH CARE – 6.3%
Biotechnology – 1.5%
Amgen, Inc.:
2.125% 5/1/20	115,000	114,261
2.20% 5/22/19	1,298,000	1,299,435
Celgene Corp. 2.125% 8/15/18	221,000	221,554

		1,635,250

Health Care Equipment & Supplies – 2.4%
Abbott Laboratories:
2.35% 11/22/19	277,000	277,327
2.90% 11/30/21	277,000	278,579
Becton Dickinson & Co.:
2.675% 12/15/19	102,000	102,462
2.894% 6/6/22	500,000	496,403
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,144,000	1,125,469
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	309,000	309,274

		2,589,514

Health Care Providers & Services – 0.7%
Anthem, Inc. 2.95% 12/1/22	143,000	142,905
Cardinal Health, Inc. 1.95% 6/15/18	125,000	125,011
Express Scripts Holding Co. 2.60% 11/30/20	132,000	132,004
UnitedHealth Group, Inc.:
1.90% 7/16/18	107,000	107,073
2.125% 3/15/21	103,000	102,356
2.70% 7/15/20	124,000	125,622

		734,971

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	89,000	89,161
2.40% 2/1/19	97,000	97,235

		186,396

Pharmaceuticals – 1.5%
AbbVie, Inc.:
1.80% 5/14/18	112,000	111,990
2.50% 5/14/20	286,000	287,468
Allergan Funding SCS:
3.00% 3/12/20	415,000	418,794

	Principal Amount	Value
3.45% 3/15/22	$200,000	$203,329
Mylan N.V.:
2.50% 6/7/19	208,000	207,841
3.15% 6/15/21	361,000	362,995
Zoetis, Inc. 3.45% 11/13/20	29,000	29,761

		1,622,178

TOTAL HEALTH CARE		6,768,309

INDUSTRIALS – 2.8%
Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	405,000	407,026
Lockheed Martin Corp. 2.50% 11/23/20	315,000	316,750
Rockwell Collins, Inc. 1.95% 7/15/19	90,000	89,667
The Boeing Co. 1.65% 10/30/20	358,000	353,324

		1,166,767

Airlines – 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	245,000	246,669

Industrial Conglomerates – 0.9%
General Electric Co. 2.20% 1/9/20	490,000	489,135
Roper Technologies, Inc.:
2.05% 10/1/18	133,000	133,004
2.80% 12/15/21	185,000	185,170
3.00% 12/15/20	148,000	150,290

		957,599

Trading Companies & Distributors – 0.6%
Air Lease Corp.:
2.625% 9/4/18 to 7/1/22	293,000	289,761
3.375% 6/1/21	240,000	245,493
4.75% 3/1/20	109,000	114,423

		649,677

TOTAL INDUSTRIALS		3,020,712

INFORMATION TECHNOLOGY – 3.1%
Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.40% 9/20/19	135,000	133,627
1.85% 9/20/21	135,000	132,536

		266,163

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp.:
2.20% 4/1/20	294,000	292,969
3.20% 4/1/24	37,000	36,971

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Electronic Equipment, Instruments & Components – continued
Tyco Electronics Group S.A. 2.35% 8/1/19	$183,000	$182,901

		512,841

IT Services – 0.2%
The Western Union Co. 3.65% 8/22/18	98,000	99,201
Xerox Corp. 2.75% 3/15/19	63,000	62,978

		162,179

Software – 1.0%
Oracle Corp. 1.90% 9/15/21	1,144,000	1,126,657

Technology Hardware, Storage & Peripherals – 1.2%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	1,026,000	1,039,182
4.42% 6/15/21 (a)	141,000	147,166
Hewlett Packard Enterprise Co. 2.85% 10/5/18	118,000	118,718

		1,305,066

TOTAL INFORMATION TECHNOLOGY		3,372,906

MATERIALS – 0.4%
Chemicals – 0.4%
Ecolab, Inc. 1.55% 1/12/18	127,000	126,975
The Mosaic Co. 3.25% 11/15/22	250,000	248,126

TOTAL MATERIALS		375,101

REAL ESTATE – 1.6%
Equity Real Estate Investment Trusts (REITs) – 1.1%
Boston Properties LP:
3.20% 1/15/25 (b)	100,000	99,502
3.70% 11/15/18	52,000	52,656
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	60,581
DDR Corp. 4.625% 7/15/22	200,000	209,802
Digital Realty Trust LP 3.40% 10/1/20	156,000	159,614
Federal Realty Investment Trust 2.55% 1/15/21	113,000	113,171
Healthcare Trust of America Holdings LP 2.95% 7/1/22	155,000	154,868
Omega Healthcare Investors, Inc. 4.375% 8/1/23	105,000	106,754

	Principal Amount	Value
Simon Property Group LP 2.75% 6/1/23 (b)	$180,000	$179,674

		1,136,622

Real Estate Management & Development – 0.5%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,753
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	10,224
ERP Operating LP 2.375% 7/1/19	194,000	194,634
Ventas Realty LP 3.125% 6/15/23	34,000	33,909
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	193,000	193,743
4.00% 4/30/19	95,000	96,961

		566,224

TOTAL REAL ESTATE		1,702,846

TELECOMMUNICATION SERVICES – 4.8%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
1.75% 1/15/18	111,000	110,994
2.375% 11/27/18	144,000	144,510
2.45% 6/30/20	1,415,000	1,413,132
2.80% 2/17/21	124,000	124,510
British Telecommunications PLC 2.35% 2/14/19	200,000	200,510
Verizon Communications, Inc.:
2.625% 2/21/20	495,000	498,382
2.946% 3/15/22	99,000	99,566

		2,591,604

Media – 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20	1,209,000	1,228,708
Discovery Communications LLC 2.95% 3/20/23	250,000	245,847

		1,474,555

Wireless Telecommunication Services – 1.0%
Vodafone Group PLC 1.50% 2/19/18	1,134,000	1,133,157

TOTAL TELECOMMUNICATION SERVICES		5,199,316

UTILITIES – 5.1%
Electric Utilities – 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	94,000	94,000
Duke Energy Corp. 1.80% 9/1/21	934,000	909,888

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Emera US Finance LP:
2.15% 6/15/19	$31,000	$30,903
2.70% 6/15/21	31,000	30,996
Exelon Corp.:
2.85% 6/15/20	207,000	208,949
3.497% 6/1/22	95,000	97,230
ITC Holdings Corp. 2.70% 11/15/22 (a)	132,000	131,570
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	51,000	50,899
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.95% 4/10/18 (c)(d)	102,000	102,099
The Southern Co.:
1.85% 7/1/19	135,000	134,307
2.35% 7/1/21	227,000	224,830
Xcel Energy, Inc. 2.40% 3/15/21	66,000	65,876

		2,081,547

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	26,931

Multi-Utilities – 3.1%
American Electric Power Co., Inc. 2.15% 11/13/20	132,000	131,448
CenterPoint Energy, Inc. 2.50% 9/1/22	46,000	45,435
Consolidated Edison, Inc. 2.00% 5/15/21	457,000	449,737
Dominion Energy, Inc.:
1.90% 6/15/18	501,000	501,058
2.00% 8/15/21	47,000	46,061
2.50% 12/1/19	138,000	138,268
NiSource Finance Corp. 2.65% 11/17/22	186,000	185,271
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	94,000	91,471
2.65% 11/15/22	141,000	140,052
Sempra Energy:
1.625% 10/7/19	115,000	113,608
2.40% 3/15/20	973,000	972,952
2.85% 11/15/20	120,000	121,285
Virginia Electric & Power Co. 2.75% 3/15/23	250,000	249,514

	Principal Amount	Value
WEC Energy Group, Inc. 2.45% 6/15/20	$153,000	$153,426

		3,339,586

TOTAL UTILITIES		5,448,064

TOTAL NONCONVERTIBLE BONDS (Cost $84,992,875)		84,686,423

U.S. Treasury Obligations – 14.8%

U.S. Treasury Notes:
1.125%, 7/31/21	784,600	759,867
1.75%, 6/30/22	6,981,000	6,866,741
1.875% 3/31/22 to 9/30/22	6,500,000	6,426,093
2.125%, 11/30/24	1,595,000	1,574,689
2.25%, 10/31/24	357,000	355,563

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,132,590)		15,982,953

Collateralized Mortgage Obligations – 3.5%

PRIVATE SPONSOR – 3.4%
CGDB Commercial Mortgage Trust Series 2017-BIO, Class A 1 month U.S. LIBOR + 0.750% 2.00% 5/15/30 (a)(c)(d)	160,000	160,101
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	376,125
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	432,207	435,734
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	41,448
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	117,184
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	520,508
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(d)	1,067,000	1,126,822
SCG Trust Series 2013-SRP1, Class A 1 month U.S. LIBOR + 1.650% 2.889% 11/15/26 (a)(c)(d)	231,000	230,414
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	520,000	520,763

7	Quarterly Report

Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Wells Fargo Commercial Mortgage Trust 2016-C37, Class A1 1.944% 12/15/49	$128,925	$127,994

TOTAL PRIVATE SPONSOR		3,657,093

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	124,740	123,774

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,872,460)		3,780,867

Asset-Backed Securities – 2.5%
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	89,983
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	18,676	18,671
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	89,905	89,897
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	269,000	266,012
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	12,691	12,686
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	1,000,105
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	120,682
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	235,000	233,031
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	204,732
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	249,672

	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3 1.26% 2/16/21	$256,000	$254,439
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	209,769

TOTAL ASSET-BACKED SECURITIES (Cost $2,762,191)		2,749,679

Municipal Securities – 0.2%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $175,150)	170,000	175,894

Money Market Funds – 0.2%
	Shares

Fidelity Cash Central Fund, 1.10% (e) (Cost $163,344)	163,320	163,353

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $108,098,610)		107,539,169

NET OTHER ASSETS (LIABILITIES) – 0.2%		251,419

NET ASSETS – 100.0%		$107,790,588

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,003,360 or 12.1% of net assets.

(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,288

Quarterly Report	8

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$84,686,423	$—	$84,686,423	$—
U.S. Treasury Obligations	15,982,953	—	15,982,953	—
Collateralized Mortgage Obligations	3,780,867	—	3,780,867	—
Asset-Backed Securities	2,749,679	—	2,749,679	—
Municipal Securities	175,894	—	175,894	—
Money Market Funds	163,353	163,353	—	—

Total Investments in Securities:	$107,539,169	$163,353	$107,375,816	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

November 30, 2017

T14-QTLY-0118

1.9862234.103

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations – 45.0%
	Principal Amount	Value
U.S. Treasury Bonds:
2.25%, 2/15/27	$2,174,200	$2,143,116
3.00% 11/15/45 to 5/15/47	13,831,400	14,269,100
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	2,844,747	2,793,649
0.75%, 2/15/45	479,861	464,130
0.875%, 2/15/47	2,302,731	2,301,494
1.00%, 2/15/46	1,132,412	1,164,837
1.375%, 2/15/44	2,617,901	2,922,169
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,553,589	5,371,650
0.375% 7/15/25 to 7/15/27	5,141,761	5,078,300
0.625%, 1/15/26	4,278,805	4,309,683
U.S. Treasury Notes:
0.75% 7/31/18 to 9/30/18	14,160,300	14,070,057
1.125%, 8/31/21	3,139,900	3,037,117
1.25% 3/31/21 to 10/31/21	6,184,200	6,015,353
1.375%, 9/30/19	4,000,000	3,970,937
1.75% 12/31/20 to 6/30/22	9,677,400	9,582,658
1.875% 3/31/22 to 7/31/22	31,330,900	31,011,722
2.00% 12/31/21 to 11/30/22	28,054,300	27,951,288
2.125% 7/31/24 to 11/30/24	10,559,200	10,430,115
2.25%, 10/31/24	1,662,000	1,655,313

TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,692,303)		148,542,688

Nonconvertible Bonds – 32.8%

CONSUMER DISCRETIONARY – 2.6%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	10,000	10,116

Diversified Consumer Services – 0.2%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	225,500
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,014
Laureate Education, Inc. 8.25% 5/1/25 (a)	280,000	296,273

		535,787

Hotels, Restaurants & Leisure – 0.4%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	70,105
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	421,000	429,946
8.75% 10/1/25 (a)	70,000	72,800
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	75,000	77,531
McDonald’s Corp.:

	Principal Amount	Value
2.75% 12/9/20	$24,000	$24,288
3.70% 1/30/26	276,000	286,877
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	72,625
Scientific Games International, Inc. 10.00% 12/1/22	314,000	345,793
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	77,460

		1,457,425

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	212,250

Media – 1.8%
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	203,500
5.50% 5/15/26 (a)	200,000	202,500
AMC Entertainment Holdings, Inc. 5.75% 6/15/25	80,000	78,000
AMC Networks, Inc. 5.00% 4/1/24	200,000	202,500
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375% 5/1/25 (a)	314,000	321,457
5.875% 5/1/27 (a)	314,000	325,775
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	326,000	339,804
6.484% 10/23/45	77,000	88,531
CSC Holdings LLC:
5.50% 4/15/27 (a)	100,000	101,375
6.625% 10/15/25 (a)	400,000	431,000
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	85,000	89,781
MDC Partners, Inc. 6.50% 5/1/24 (a)	406,000	408,030
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50 Cash or 9.25 Pay-in-kind 8.50% 8/1/19 (a)(b)	441,000	441,000
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	205,500
5.375% 4/15/25 (a)	200,000	210,310
Time Warner Cable LLC:
4.00% 9/1/21	1,377,000	1,414,978
5.50% 9/1/41	16,000	16,675
6.55% 5/1/37	26,000	29,768
6.75% 6/15/39	220,000	256,860
7.30% 7/1/38	211,000	259,884

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Media – continued
Time Warner, Inc. 3.60% 7/15/25	$461,000	$462,584

		6,089,812

Specialty Retail – 0.1%
L Brands, Inc. 6.75% 7/1/36	200,000	199,500

TOTAL CONSUMER DISCRETIONARY		8,504,890

CONSUMER STAPLES – 1.6%
Beverages – 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,169,000	1,177,703
3.30% 2/1/23	479,000	491,118
4.90% 2/1/46	296,000	333,571
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,289
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	56,678

		2,069,359

Food & Staples Retailing – 0.1%
CVS Health Corp. 4.00% 12/5/23	200,000	208,281
FAGE International SA / FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	175,000	174,125
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,604

		417,010

Food Products – 0.2%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	461,000	450,051
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (a)	105,000	110,513
Post Holdings, Inc. 5.50% 3/1/25 (a)	100,000	103,875
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	47,250

		711,689

Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	228,250

Tobacco – 0.6%
Altria Group, Inc. 2.625% 1/14/20	100,000	100,796
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	413,600
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,097
3.25% 6/12/20	21,000	21,380

	Principal Amount	Value
4.00% 6/12/22	$73,000	$76,163
4.45% 6/12/25	53,000	56,571
4.85% 9/15/23	220,000	239,457
5.70% 8/15/35	28,000	32,940
5.85% 8/15/45	180,000	219,203
Vector Group Ltd. 6.125% 2/1/25 (a)	514,000	535,845

		1,744,052

TOTAL CONSUMER STAPLES		5,170,360

CONSUMER, NON-CYCLICAL – 0.2%
Pharmaceuticals – 0.2%
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	10,000	10,125
Perrigo Finance Unlimited Co. 3.90% 12/15/24	200,000	203,630
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	124,972
2.80% 7/21/23	447,000	394,624
3.15% 10/1/26	116,000	96,754

TOTAL CONSUMER, NON-CYCLICAL		830,105

ENERGY – 6.0%

Electric Utilities – 0.0%
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	100,000	105,400

Energy Equipment & Services – 0.3%
DCP Midstream Operating LP 8.125% 8/16/30	207,000	242,707
Ensco PLC 4.50% 10/1/24	140,000	113,575
Halliburton Co.:
3.80% 11/15/25	63,000	64,899
4.85% 11/15/35	55,000	60,058
Nabors Industries, Inc. 5.50% 1/15/23	75,000	72,563
Noble Holding International Ltd. 7.75% 1/15/24	200,000	173,000
Precision Drilling Corp. 7.75% 12/15/23	85,000	87,762

		814,564

Oil, Gas & Consumable Fuels – 5.3%
Anadarko Finance Co. 7.50% 5/1/31	234,000	298,878
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	49,758
5.55% 3/15/26	546,000	606,939
6.45% 9/15/36	38,000	45,759
6.60% 3/15/46	130,000	162,916

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Antero Resources Corp. 5.125% 12/1/22	$220,000	$225,500
Canadian Natural Resources Ltd.:
1.75% 1/15/18	21,000	20,991
5.85% 2/1/35	90,000	104,543
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	266,000	263,106
Chesapeake Energy Corp. 8.00% 12/15/22 to 1/15/25 (a)	394,000	414,070
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	260,000	260,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,034
3.30% 6/1/20	99,000	100,602
4.50% 6/1/25	30,000	31,887
Continental Resources, Inc. 4.50% 4/15/23	80,000	81,600
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75% 4/1/25	80,000	82,400
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	71,925
Denbury Resources, Inc. 4.625% 7/15/23	85,000	51,425
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	208,710
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	71,978
Enbridge, Inc.:
4.25% 12/1/26	66,000	68,753
5.50% 12/1/46	77,000	88,728
Encana Corp.:
7.375% 11/1/31	279,000	356,229
8.125% 9/15/30	256,000	342,459
Endeavor Energy Resources LP / EER Finance, Inc. 7.00% 8/15/21 (a)	220,000	227,700
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	91,806
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	110,000	110,000
Hess Corp. 7.875% 10/1/29	113,000	140,012
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	45,000	46,181
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	200,500

	Principal Amount	Value
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	$45,000	$45,450
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	61,300
5.00% 10/1/21	69,000	73,704
5.50% 3/1/44	276,000	290,290
6.55% 9/15/40	13,000	15,095
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	78,818
5.05% 2/15/46	34,000	34,277
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	210,000
Petrobras Global Finance BV:
5.625% 5/20/43	102,000	91,418
6.25% 3/17/24	220,000	233,937
6.75% 1/27/41	50,000	50,188
7.25% 3/17/44	1,040,000	1,085,500
7.375% 1/17/27	635,000	699,770
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	1,240,000	1,289,600
Petroleos Mexicanos:
3.50% 7/23/20	55,000	55,883
4.50% 1/23/26	200,000	199,960
4.625% 9/21/23	1,392,000	1,437,240
5.50% 1/21/21	460,000	491,050
5.625% 1/23/46	373,000	348,755
6.375% 1/23/45	650,000	663,000
6.50% 3/13/27 to 3/13/27 (a)	594,000	655,033
6.75% 9/21/47	835,000	882,929
6.75% 9/21/47 (a)	35,000	37,009
Phillips 66 4.30% 4/1/22	635,000	674,483
Phillips 66 Partners LP 2.646% 2/15/20	5,000	5,005
Range Resources Corp. 5.00% 8/15/22	200,000	199,250
Southwestern Energy Co.:
4.10% 3/15/22	200,000	196,500
7.50% 4/1/26	30,000	32,100
Sunoco LP / Sunoco Finance Corp. 6.25% 4/15/21	200,000	207,500
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	206,000
The Williams Companies., Inc.:
4.55% 6/24/24	200,000	207,250
5.75% 6/24/44	131,000	138,041
Western Gas Partners LP:
4.65% 7/1/26	35,000	36,325
5.375% 6/1/21	754,000	802,051

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Williams Partners LP:
3.60% 3/15/22	$103,000	$105,407
3.90% 1/15/25	495,000	504,172
4.00% 11/15/21 to 9/15/25	226,000	231,091
4.50% 11/15/23	51,000	54,007

		17,474,777

Pipeline – 0.4%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	145,000	164,575
Cheniere Energy Partners LP 5.25% 10/1/25 (a)	175,000	179,594
Energy Transfer Equity LP 5.875% 1/15/24	100,000	107,250
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	10,000	10,250
4.875% 8/15/27 (a)	10,000	10,382
NuStar Logistics LP 5.625% 4/28/27	100,000	101,000
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22	200,000	198,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	120,000	120,300
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	443,000	441,071

		1,332,922

TOTAL ENERGY		19,727,663

FINANCIALS – 10.2%
Banks – 4.6%
Bank of America Corp.:
2.25% 4/21/20	213,000	212,451
2.60% 1/15/19	100,000	100,549
2.65% 4/1/19	22,000	22,145
3.50% 4/19/26	227,000	230,669
3.875% 8/1/25	222,000	232,701
3.95% 4/21/25	229,000	235,422
4.20% 8/26/24	160,000	168,022
4.25% 10/22/26	1,193,000	1,251,635
Bank of America N.A. 1.65% 3/26/18	250,000	250,100
Barclays Bank PLC 7.625% 11/21/22	200,000	227,760
Barclays PLC:
2.00% 3/16/18	200,000	199,997
2.75% 11/8/19	400,000	401,941
4.375% 1/12/26	200,000	207,810
Capital One N.A. 1.65% 2/5/18	1,000,000	999,570

	Principal Amount	Value
Citigroup, Inc.:
1.80% 2/5/18	$685,000	$685,079
2.40% 2/18/20	919,000	918,424
3 month U.S. LIBOR + 0.950% 2.876% 7/24/23 (b)(c)	246,000	244,513
3.875% 3/26/25	274,000	279,198
4.00% 8/5/24	115,000	119,209
5.50% 9/13/25	156,000	175,507
Citizens Bank N.A. 2.50% 3/14/19	250,000	250,814
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	251,302
3.75% 3/26/25	250,000	255,317
3.80% 6/9/23	906,000	936,209
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	212,006
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	75,687
2.95% 10/1/26	2,360,000	2,304,931
3.875% 9/10/24	190,000	197,894
4.125% 12/15/26	407,000	423,984
Regions Financial Corp. 3.20% 2/8/21	81,000	82,489
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,050,335
6.00% 12/19/23	500,000	553,069
6.125% 12/15/22	1,410,000	1,554,424

		15,311,163

Capital Markets – 1.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	81,325
4.25% 2/15/24	138,000	144,818
Goldman Sachs Group, Inc.:
2.60% 4/23/20	919,000	921,969
2.876% 10/31/22 (b)	100,000	99,843
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (b)(c)	1,056,000	1,065,442
3.75% 5/22/25	200,000	205,003
Lazard Group LLC 4.25% 11/14/20	249,000	260,779
Morgan Stanley:
3.125% 7/27/26	2,510,000	2,463,159
3.70% 10/23/24	86,000	88,775
4.875% 11/1/22	461,000	496,365
UBS AG 1.80% 3/26/18	250,000	250,097

		6,077,575

Consumer Finance – 1.2%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	134,185
5.75% 11/20/25	200,000	219,248

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
8.00% 11/1/31	$200,000	$264,250
Discover Financial Services:
3.75% 3/4/25	560,000	563,704
3.85% 11/21/22	1,056,000	1,087,662
4.10% 2/9/27	253,000	257,188
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	828,855
Hyundai Capital America 2.00% 3/19/18 (a)	96,000	95,957
Navient Corp. 8.00% 3/25/20	200,000	218,000
Synchrony Financial 3.00% 8/15/19	334,000	337,172

		4,006,221

Diversified Financial Services – 1.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	272,971
4.625% 7/1/22	150,000	159,683
Deutsche Bank AG:
3.30% 11/16/22	198,000	197,576
4.25% 10/14/21	49,000	50,993
4.50% 4/1/25	1,000,000	1,014,403
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,918
3.25% 5/15/18	15,000	15,093
3.50% 7/10/19	1,635,000	1,662,508
4.00% 1/15/25	50,000	50,941
4.20% 3/1/21	138,000	143,847
4.25% 5/15/23	5,000	5,219
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	230,000	235,175
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,556
Moody’s Corp.:
3.25% 1/15/28 (a)	108,000	106,442
4.875% 2/15/24	101,000	110,901
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	207,000	208,294
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	209,720

		4,563,240

Insurance – 0.9%
Acrisure LLC / Acrisure Finance, Inc. 7.00% 11/15/25 (a)	55,000	54,244
American International Group, Inc. 3.30% 3/1/21	69,000	70,499

	Principal Amount	Value
Hartford Financial Services Group, Inc. 4.30% 4/15/43	$578,000	$599,927
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	139,546
Nuveen Finance LLC:
2.95% 11/1/19 (a)	14,000	14,146
4.125% 11/1/24 (a)	21,000	22,104
Pacific LifeCorp. 5.125% 1/30/43 (a)	528,000	587,440
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	314,000	353,863
Unum Group:
3.875% 11/5/25	341,000	348,382
4.00% 3/15/24	461,000	478,685
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	100,000	101,250
Voya Financial, Inc. 3.125% 7/15/24	130,000	128,834

		2,898,920

Real Estate Investment Trusts (REITs) – 0.1%
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	180,000	189,675
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	35,000	34,912

		224,587

Thrifts & Mortgage Finance – 0.2%
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25% 5/15/23 (a)	621,000	685,429

TOTAL FINANCIALS		33,767,135

HEALTH CARE – 1.9%
Health Care Equipment & Supplies – 0.0%
Teleflex, Inc.:
4.625% 11/15/27	15,000	15,356
4.875% 6/1/26	85,000	88,051

		103,407

Health Care Providers & Services – 0.8%
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	40,000	37,400
8.00% 11/15/19	210,000	188,212
HCA, Inc.:
4.75% 5/1/23	5,000	5,219
5.25% 4/15/25	314,000	334,410
5.375% 2/1/25	274,000	284,275
5.875% 3/15/22	5,000	5,419
6.50% 2/15/20	548,000	588,415
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	220,000

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	$334,000	$344,437
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	200,000
6.75% 6/15/23	5,000	4,675
8.125% 4/1/22	200,000	198,000
Vizient, Inc. 10.375% 3/1/24 (a)	45,000	50,963

		2,461,425

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	919,000	971,849

Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	919,000	934,296
Mylan N.V.:
2.50% 6/7/19	73,000	72,944
3.15% 6/15/21	597,000	600,300
3.95% 6/15/26	90,000	89,727
Valeant Pharmaceuticals International, Inc.:
5.50% 3/1/23 to 11/1/25 (a)	295,000	285,425
6.125% 4/15/25 (a)	100,000	85,875
6.50% 3/15/22 (a)	130,000	136,500
7.00% 3/15/24 (a)	105,000	112,481
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	279,000	239,243
Zoetis, Inc. 3.25% 2/1/23	100,000	101,663

		2,658,454

TOTAL HEALTH CARE		6,195,135

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.1%
KLX, Inc. 5.875% 12/1/22 (a)	200,000	209,000

Commercial Services & Supplies – 0.5%
ADT Corp. 6.25% 10/15/21	200,000	220,000
APX Group, Inc.:
6.375% 12/1/19	86,000	87,183
7.625% 9/1/23	314,000	332,055
8.75% 12/1/20	742,000	757,545
Covanta Holding Corp. 5.875% 3/1/24	65,000	65,650

	Principal Amount	Value
The ADT Corp. 4.875% 7/15/32 (a)	$110,000	$104,339

		1,566,772

Construction & Engineering – 0.1%
AECOM 5.125% 3/15/27	314,000	320,060

Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	100,000	106,260
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	45,225
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	41,300
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	200,000	207,500

		400,285

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	314,000	312,188
2.625% 9/4/18	99,000	99,329
3.375% 6/1/21	72,000	73,648
3.75% 2/1/22	51,000	52,873
4.25% 9/15/24	125,000	131,411
4.75% 3/1/20	125,000	131,219
FLY Leasing Ltd. 6.375% 10/15/21	200,000	208,750

		1,009,418

TOTAL INDUSTRIALS		3,505,535

INFORMATION TECHNOLOGY – 1.3%
Communications Equipment – 0.1%
Brocade Communications Systems, Inc. 4.625% 1/15/23	200,000	204,750
Nokia Oyj 4.375% 6/12/27	110,000	109,120

		313,870

IT Services – 0.1%
First Data Corp. 5.375% 8/15/23 (a)	200,000	207,500

Semiconductors & Semiconductor Equipment – 0.2%
Entegris, Inc. 4.625% 2/10/26 (a)	105,000	106,969
Qorvo, Inc. 7.00% 12/1/25	220,000	249,700
Sensata Technologies BV 4.875% 10/15/23 (a)	200,000	208,850

		565,519

7	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – 0.9%
Ascend Learning LLC 6.875% 8/1/25 (a)	$75,000	$78,000
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00% 11/30/24 (a)	164,000	183,680
IHS Markit Ltd. 4.75% 2/15/25 (a)	180,000	190,674
IMS Health, Inc. 5.00% 10/15/26 (a)	100,000	104,750
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	121,589
Open Text Corp. 5.625% 1/15/23 (a)	200,000	208,624
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	735,000	788,287
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	421,000	473,625
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	208,000
Symantec Corp. 5.00% 4/15/25 (a)	85,000	89,208
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	514,000	534,560
Veritas U.S., Inc. / Veritas Bermuda Ltd. 10.50% 2/1/24 (a)	85,000	89,038

		3,070,035

Technology Hardware, Storage & Peripherals – 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45	13,000	13,286

TOTAL INFORMATION TECHNOLOGY		4,170,210

MATERIALS – 0.9%
Chemicals – 0.6%
CF Industries, Inc.:
3.45% 6/1/23	200,000	197,030
4.95% 6/1/43	200,000	188,500
5.15% 3/15/34	200,000	201,500
Consolidated Energy Finance S.A. 6.875% 6/15/25 (a)	150,000	159,375
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	230,000	232,875
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	35,000	35,262
6.50% 2/1/22 (a)	200,000	206,750
The Chemours Co. 5.375% 5/15/27	280,000	291,900
TPC Group, Inc. 8.75% 12/15/20 (a)	160,000	158,800

	Principal Amount	Value
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	$90,000	$93,927
Tronox Finance LLC 7.50% 3/15/22 (a)	65,000	67,925
Valvoline, Inc. 4.375% 8/15/25 (a)	90,000	90,450
Venator Finance Sarl / Venator Materials LLC 5.75% 7/15/25 (a)	115,000	121,325
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	108,000

		2,153,619

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	234,500
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	208,784
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	213,854
Freeport-McMoRan, Inc. 3.55% 3/1/22	200,000	197,250

		854,388

TOTAL MATERIALS		3,008,007

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp. 2.80% 6/1/20	100,000	100,868
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	190,102
3.85% 2/1/25	100,000	99,843
3.875% 8/15/22	71,000	72,902
4.125% 6/15/26	518,000	521,210
CoreCivic, Inc. 5.00% 10/15/22	85,000	88,825
DDR Corp.:
3.625% 2/1/25	45,000	43,646
3.90% 8/15/24	35,000	34,854
4.25% 2/1/26	191,000	191,266
Digital Realty Trust LP:
3.40% 10/1/20	99,000	101,293
3.95% 7/1/22	397,000	415,365
4.75% 10/1/25	302,000	328,964
Duke Realty LP 3.75% 12/1/24	18,000	18,523
Equinix, Inc. 5.75% 1/1/25	200,000	214,250
Government Properties Income Trust 3.75% 8/15/19	187,000	188,909

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
HCP, Inc.:
3.875% 8/15/24	$195,000	$199,724
4.00% 6/1/25	919,000	945,566
Lexington Realty Trust 4.40% 6/15/24	436,000	439,598
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50% 9/1/26	200,000	201,500
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	631,000	641,542
4.50% 1/15/25 to 4/1/27	1,488,000	1,464,715
4.75% 1/15/28	283,000	279,678
Regency Centers Corp. 3.75% 11/15/22	190,000	194,879
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,848

		6,988,870

Real Estate Management & Development – 1.6%
Brandywine Operating Partnership LP:
3.95% 11/15/27	190,000	187,981
4.10% 10/1/24	1,128,000	1,149,250
CBRE Services, Inc. 5.00% 3/15/23	339,000	348,376
Corporate Office Properties LP:
5.00% 7/1/25	96,000	102,561
5.25% 2/15/24	1,166,000	1,257,840
Liberty Property LP:
3.75% 4/1/25	50,000	51,030
4.125% 6/15/22	461,000	486,027
Mack-Cali Realty LP 3.15% 5/15/23	456,000	423,495
Tanger Properties LP:
3.125% 9/1/26	96,000	90,601
3.75% 12/1/24	35,000	35,043
The Howard Hughes Corp. 5.375% 3/15/25 (a)	100,000	102,750
Ventas Realty LP:
3.125% 6/15/23	38,000	37,899
3.50% 2/1/25	474,000	477,243
3.75% 5/1/24	197,000	202,243
4.125% 1/15/26	34,000	35,334
WP Carey, Inc. 4.00% 2/1/25	182,000	182,694

		5,170,367

TOTAL REAL ESTATE		12,159,237

	Principal Amount	Value
TELECOMMUNICATION SERVICES – 1.9%
Communications Equipment – 0.0%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	$200,000	$191,500

Diversified Telecommunication Services – 1.1%
Altice Financing S.A. 7.50% 5/15/26 (a)	300,000	313,500
Altice Finco S.A. 8.125% 1/15/24 (a)	305,000	311,100
AT&T, Inc.:
2.45% 6/30/20	512,000	511,324
3.60% 2/17/23	171,000	174,898
6.30% 1/15/38	290,000	338,855
Intelsat Jackson Holdings S.A. 8.00% 2/15/24 (a)	200,000	211,500
Level 3 Financing, Inc. 5.625% 2/1/23	207,000	209,329
Qwest Corp.:
6.75% 12/1/21	130,000	138,795
6.875% 9/15/33	90,000	84,852
7.25% 9/15/25	90,000	96,096
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	201,476
Telecom Italia SpA 5.303% 5/30/24 (a)	200,000	213,310
Verizon Communications, Inc.:
2.625% 2/21/20	351,000	353,398
5.012% 8/21/54	220,000	221,864
5.50% 3/16/47	164,000	183,325

		3,563,622

Media – 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	269,000	271,704
DISH DBS Corp. 5.00% 3/15/23	314,000	306,543
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	200,000	201,810

		780,057

Wireless Telecommunication Services – 0.6%
Millicom International Cellular S.A. (Reg. S) 6.00% 3/15/25	300,000	312,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	107,000
Sprint Corp.:
7.125% 6/15/24	200,000	208,126
7.875% 9/15/23	411,000	442,852
Telesat Canada / Telesat LLC 8.875% 11/15/24 (a)	200,000	223,500

9	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
T-Mobile USA, Inc.:
5.125% 4/15/25	$314,000	$328,130
6.375% 3/1/25	259,000	278,024

		1,899,632

TOTAL TELECOMMUNICATION SERVICES		6,434,811

UTILITIES – 1.4%
Electric Utilities – 1.2%
DPL, Inc. 7.25% 10/15/21	685,000	758,637
Dynegy, Inc. 8.00% 1/15/25 (a)	200,000	220,000
Emera US Finance LP:
2.15% 6/15/19	37,000	36,884
2.70% 6/15/21	36,000	35,995
3.55% 6/15/26	57,000	57,135
Exelon Corp. 2.85% 6/15/20	461,000	465,341
FirstEnergy Corp.:
4.25% 3/15/23	1,143,000	1,198,468
7.375% 11/15/31	461,000	614,415
InterGen N.V. 7.00% 6/30/23 (a)	90,000	87,075
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	156,117
3.70% 9/1/24 (a)	100,000	99,563
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	20,000	20,200
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	202,480	221,716
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	180,864

		4,152,410

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	132,188
The AES Corp. 4.875% 5/15/23	125,000	127,615

		259,803

Multi-Utilities – 0.1%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 3.633% 9/30/66 (b)(c)	22,000	20,680
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	90,000	93,600

	Principal Amount	Value
Sempra Energy 6.00% 10/15/39	$106,000	$136,244

		250,524

TOTAL UTILITIES		4,662,737

TOTAL NONCONVERTIBLE BONDS (Cost $106,550,490)		108,135,825

U.S Government Agency – Mortgage Securities – 14.7%

Fannie Mae – 8.8%
Fannie Mae:
2.50% 4/1/32 to 8/1/32	1,192,906	1,191,275
3.00% 10/1/28 to 12/1/46	9,349,889	9,424,972
3.50% 9/1/29 to 7/1/47	6,037,243	6,218,510
3.50% 12/1/47 (d)	900,000	922,547
4.00% 9/1/41 to 10/1/47	4,439,681	4,660,621
4.00% 12/1/47 (d)	500,000	522,360
4.50% 8/1/33 to 3/1/47	3,231,113	3,453,018
5.00% 2/1/38 to 1/1/44	1,615,714	1,756,344
5.50% 6/1/38 to 11/1/38	666,366	738,314
6.00% 7/1/37	295,990	327,160

TOTAL FANNIE MAE		29,215,121

Freddie Mac – 3.1%
Freddie Mac:
2.50% 7/1/31	78,540	78,580
3.00% 10/1/28 to 1/1/47	3,215,152	3,221,958
3.50% 3/1/32 to 9/1/46	3,603,451	3,719,220
4.00% 5/1/37 to 1/1/45	2,157,261	2,273,638
4.50% 1/1/42	541,813	581,313
5.00% 2/1/38	230,496	250,357
5.50% 6/1/41	46,079	51,340

TOTAL FREDDIE MAC		10,176,406

Ginnie Mae – 2.8%
Ginnie Mae:
3.00% 12/20/42 to 5/20/47	4,361,616	4,399,761
3.50% 12/20/41 to 9/20/46	2,918,905	3,031,348
4.00% 12/15/40 to 11/20/45	1,467,321	1,546,529
4.50% 5/20/41 to 2/20/44	141,564	151,117

TOTAL GINNIE MAE		9,128,755

TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,982,728)		48,520,282

Quarterly Report	10

Collateralized Mortgage Obligations – 1.2%
	Principal Amount	Value
PRIVATE SPONSOR – 1.2%
BBCMS Trust Series 2015-RRI, Class C 1 month U.S. LIBOR + 2.150% 3.389% 5/15/32 (a)(b)(c)	$500,000	$501,152
BBCMS Trust Series 2015-RRI, Class D 1 month U.S. LIBOR + 3.000% 4.239% 5/15/32 (a)(b)(c)	500,000	501,242
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	10,815	10,916
CSMC Series 2015-TOWN, Class B 1 month U.S. LIBOR + 1.900% 3.15% 3/15/28 (a)(b)(c)	14,000	14,000
CSMC Series 2015-TOWN, Class C 1 month U.S. LIBOR + 2.250% 3.50% 3/15/28 (a)(b)(c)	13,000	13,000
CSMC Series 2015-TOWN, Class D 1 month U.S. LIBOR + 3.200% 4.45% 3/15/28 (a)(b)(c)	20,000	20,013
CSMC Series 2015-TOWN, Class E 1 month U.S. LIBOR + 4.150% 5.40% 3/15/28 (a)(b)(c)	101,000	101,190
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/34 (a)(b)	1,050,000	1,062,879
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/34 (a)(b)	1,283,000	1,290,660
MSCG Trust Series 2016-SNR, Class A 3.46% 11/15/34 (a)(b)	205,000	204,166
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	72,000	72,174
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	51,000	51,782

TOTAL PRIVATE SPONSOR		3,843,174

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (e)	108,594	108,892

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,969,366)		3,952,066

Municipal Securities – 1.1%
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	107,408
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	50,000	53,557
Illinois Gen. Oblig. Series 2003: 4.35% 6/1/18	14,000	14,121

	Principal Amount	Value
4.95% 6/1/23	$940,000	$979,405
5.10% 6/1/33	1,630,000	1,619,894
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,085
5.877% 3/1/19	30,000	31,040
State of California:
7.30% 10/1/39	450,000	666,355
7.50% 4/1/34	100,000	146,592

TOTAL MUNICIPAL SECURITIES (Cost $3,559,400)		3,628,457

Asset-Backed Securities – 0.8%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,117,960	1,121,974
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(b)	353,573	367,978
CAM Mortgage Trust Series 2016-2, Class A2 5.00% 6/15/57 (a)(b)	600,000	600,332
DB Master Finance LLC:
3.629% 3.629% 11/20/47 (a)	169,000	170,335
4.03% 4.030% 11/20/47 (a)	242,000	243,730
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(b)	241,071	247,412

TOTAL ASSET-BACKED SECURITIES (Cost $2,724,859)		2,751,761

Foreign Government and Government Agency Obligations – 0.6%

Brazilian Government International Bond 4.625% 1/13/28	1,028,000	1,023,374
Dominican Republic International Bond 5.950% 1/25/27 (a)	400,000	434,000
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	424,000
Republic of Belarus International Bond (Reg. S) 8.950% 1/26/18	250,000	251,360

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,109,099)		2,132,734

11	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 4.0%
	Shares	Value

Fidelity Cash Central Fund, 1.10% (f) ( Cost $12,994,833)	12,993,055	$12,995,654

TOTAL INVESTMENT PORTFOLIO – 100.2% (Cost $330,583,078)		330,659,467

NET OTHER ASSETS (LIABILITIES) – (0.2%)		(510,325)

NET ASSETS – 100.0%		$330,149,142

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,841,913 or 8.4% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,113

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$148,542,688	$—	$148,542,688	$—
Corporate Bonds	108,135,825	—	108,135,825	—
U.S Government Agency - Mortgage Securities	48,520,282	—	48,520,282	—
Collateralized Mortgage Obligations	3,952,066	—	3,952,066	—
Municipal Securities	3,628,457	—	3,628,457	—
Asset-Backed Securities	2,751,761	—	2,751,761	—
Foreign Government and Government Agency Obligations	2,132,734	—	2,132,734	—
Money Market Funds	12,995,654	12,995,654	—	—

Total Investments in Securities:	$330,659,467	$12,995,654	$317,663,813	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Quarterly Report	12

reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

13	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	14

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018